Risk Management (Details) - Schedule of high, low and average levels - Market risk [member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Top of range [member] | Consolidated [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	$ 6,230	$ 3,430
Top of range [member] | Fixed-Income Investments [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	5,780	2,860
Top of range [member] | Variable-Income Investments [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk		290
Top of range [member] | Foreign Currency Investments [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	4,820	2,330
Bottom of range [member] | Consolidated [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	2,730	1,110
Bottom of range [member] | Fixed-Income Investments [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	2,750	1,120
Bottom of range [member] | Variable-Income Investments [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk
Bottom of range [member] | Foreign Currency Investments [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	170	90
Weighted average [member] | Consolidated [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	4,410	1,960
Weighted average [member] | Fixed-Income Investments [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	4,200	1,860
Weighted average [member] | Variable-Income Investments [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk		190
Weighted average [member] | Foreign Currency Investments [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	$ 1,140	$ 770